GPS Funds II
2300 Contra Costa Boulevard, Suite 600
Pleasant Hill, CA 94523

Capital Brokerage Corporation
6620 West Broad Street, Building 2,
Richmond, VA 23230

March 28, 2011

VIA EDGAR

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:           GPS Funds II (the “Registrant”)
File Nos. 811-22486 and 333-170106
Transmittal Letter and Request for Acceleration

Ladies and Gentlemen:

On behalf of GPS Funds II (the “Registrant”), please find transmitted herewith, for filing via the EDGAR system, Pre-Effective Amendment No. 2 (the “Amendment”) to the Registrant’s Registration Statement on Form N-1A.  The Amendment is being filed with the Securities and Exchange Commission (the “SEC”) via EDGAR under Section 6(a) of the Securities Act of 1933, as amended, (the “1933 Act”), in accordance with Rule 472 thereunder.

Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Capital Brokerage Corporation, respectfully request that the effectiveness of the Registrant’s Registration Statement, as amended by Pre-Effective Amendment No. 1, filed on January 18, 2011, and Pre-Effective Amendment No. 2, filed herewith, be accelerated to April 1, 2011, or as soon as practicable thereafter.  It is our understanding that Edward Bartz of the SEC staff has previously discussed the possible acceleration of the Amendment with Fabio Battaglia of Stradley Ronon Stevens & Young, LLP.

Thank you for your prompt attention to the Amendment and to our request for acceleration of the effective date of the Amendment.  Please contact Mr. Battaglia at (215) 564-8077 if you have any questions or need further information.

Sincerely yours,

/s/ Carrie Hansen
Name:  Carrie E. Hansen
Title:  President
Company:  GPS Funds II

U.S. Securities and Exchange Commission
March 28, 2011

/s/ Scott E. Wolfe
Name: Scott E. Wolfe
Title: Senior Vice President and Chief Compliance Officer
Company: Capital Brokerage Corporation

cc:	Michael P. O’Hare, Esq.
Fabio Battaglia III, Esq.
Stradley Ronon Stevens & Young, LLP